Lease Obligations (Components Of Rental Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Leases [Abstract]
Continuing operations	$ 51.2	$ 51.4	$ 48.9
Operating Leases Rent Expense Net Discontinued Operations	$ 0.0	$ 0.5	$ 2.1